SHORT-TERM DEBT	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
SHORT-TERM DEBT
NOTE 10. SHORT-TERM DEBT

Short-term debt represents amounts due to a bank and other lenders, and are generally due on demand or within one year. As of May 31, 2020, short-term debts consist of the following:

	As of
	May 31, 2020	February 29, 2020
Interest at 0% per annum, unsecured, due on demand	$795,471	$787,050
Interest at 4.35% per annum, unsecured, due on demand	289,262	286,200
Interest at 5.22% per annum, unsecured, due on demand	433,893	429,300
Interest at 10% per annum, unsecured, due on demand	682,514	715,500
	$2,201,140	$2,218,050

In June 2019, Butterfly Effect entered into a line of credit agreement with Bank of Beijing, Beijing, PRC to borrow up to $708,500 (RMB5 million). As of May 31, 2020, Butterfly Effect had borrowed $433,893 (RMB3 million) from Bank of Beijing with an annual interest rate of 5.22%. The line of credit is unsecured and due on demand.

Short-term debt represents amounts due to a bank and other lenders, and are generally due on demand or within one year. As at February 29, 2020, short-term debts consist of the following:

	As of
	February 29, 2020	February 28, 2019
Interest at 0% per annum, unsecured, due on demand	$787,050	$-
Interest at 4.35% per annum, unsecured, due on demand	286,200	-
Interest at 5.22% per annum, unsecured, due on demand	429,300	-
Interest at 10% per annum, unsecured, due on demand	715,500	-
	$2,218,050	$-

In June 2019, Butterfly Effect Media entered into a line of credit agreement with Bank of Beijing, Beijing, PRC to borrow up to $715,500 (RMB5 million). As of February 29, 2020, Butterfly Effect Media had borrowed $715,500 (RMB5 million) from Bank of Beijing with an annual interest rate of 5.22%. The line of credit is unsecured and due on demand.